MS-P1 01/25

FRANKLIN MUTUAL SERIES FUND

SUPPLEMENT DATED JANUARY 28, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MAY 1, 2024, OF

FRANKLIN MUTUAL SHARES FUND (THE “FUND”)

 :

Effective March 31, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1. The following is added to the section titled “Fund Summaries – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Aman Gupta, CFA
Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since March 2025.

2. The following is added to the section titled “Fund Details – Management – Franklin Mutual Shares Fund” in the Fund’s Prospectus:

Aman Gupta, CFA Co-Lead Portfolio Manager

3. The following replaces the third paragraph on page 81 in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Aman Gupta, CFA Portfolio Manager of Franklin Mutual
Mr. Gupta has been a portfolio manager of the Franklin Mutual Beacon Fund since 2014 and a portfolio manager of the Franklin Mutual Shares Fund since March 2025. He joined Franklin Templeton in 2010.

4. The following is added to the section titled “Management and Other Services – Portfolio managers” as it pertains to the Fund in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Aman Gupta*	Registered Investment Companies	1	3,062.7	None	None
	Other Pooled Investment Vehicles	1	31.5	None	None
	Other Accounts	2	3.3	None	None

*Information is provided as of December 31, 2024.

5. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” as it pertains to the Fund in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Aman Gupta*	None

*Information is provided as of December 31, 2024

Please retain this supplement for future reference.